Equity Investments - Northstar New Jersey (Details) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Equity Method Investments [Line Items]
Payments to equity method investment		$ 2,700,000	$ 48,200,000	$ 86,100,000
Earnings (loss) from equity investments		(16,900,000)	7,600,000	(1,500,000)
Distributed earnings from equity investments		$ 24,900,000	28,500,000	29,500,000
Northstar New Jersey
Schedule of Equity Method Investments [Line Items]
Equity interest (as a percent)	17.69%	17.69%
Investee payment to third party	$ 15,400,000			120,000,000
Contribution to investee	2,700,000			21,500,000
Shortfall payment		$ 5,900,000
Contribution of working capital				7,200,000
Incentive compensation cap, percentage of net income		3.00%
Investee payment to third party cap, percentage of net income		2.00%
Investee payment to third party, shortfall credit		$ 20,000,000
Revenue from the sale of instant tickets to equity method investment		18,300,000	12,700,000	1,200,000
Accounts receivable from equity method investment	$ 400,000	400,000
Distributed earnings from equity investments		0	0	0
Distribution of capital		$ 0	0	0
Northstar SupplyCo New Jersey, LLC
Schedule of Equity Method Investments [Line Items]
Equity interest (as a percent)	30.00%	30.00%
Economic interest	30.00%	30.00%
Capital requirements, percentage	30.00%	30.00%
Payments to equity method investment			3,700,000
Northstar New Jersey and Northstar SupplyCo
Schedule of Equity Method Investments [Line Items]
Earnings (loss) from equity investments		$ 4,000,000	$ 3,700,000	$ 900,000